Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

14. Stockholders’ Equity

In January 2013, Amadeus Energy Limited acquired Ecofin Energy Resources Plc (the previous holding company for Lonestar Resources, Inc.) from its controlling shareholder, Ecofin Water & Power Opportunities PLC, and minority shareholders in a reverse merger effected by way of an Australian Scheme of Arrangement.

On a pre-reverse merger basis, there were 236,187,211 shares of Amadeus Petroleum, Inc. (“Amadeus”) issued and outstanding. At the time of the reverse merger, 460,000,000 shares of Amadeus were issued.

At the annual meeting of stockholders held December 17, 2012, Parent’s stockholders approved the merger and associated stock options to be issued under the 2012 Employee Share Option scheme. All outstanding shares from the previous plan, issued in May 2012, fully vested upon completion of the merger.

Determining Fair Value of Stock Options

In determining the fair value of stock option grants, the Company utilized the following assumptions:

Valuation and Amortization Method. The Company estimates the fair value of stock option awards on the date of grant using the Black-Scholes-Merton valuation model. The fair value of all awards is expensed using the “graded-vesting method.”

Expected Life. The expected life of stock options granted represents the period of time that stock options are expected, on average, to be outstanding. The Company determined the expected life to be 3.5 years, for all stock options issued with three-year vesting periods and four-year grant expirations.

Expected Volatility. Using the Black-Scholes-Merton valuation model, the Company estimates the volatility of Parent’s common shares at the beginning of the quarter in which the stock option is granted. The volatility of 58.6% is based on weighted average historical movements of Parent’s common share price on the ASX over a period that approximates the expected life.

Risk-Free Interest Rate. The Company utilizes a risk-free interest rate equal to the rate of U.S. Treasury zero-coupon issues as of the date of grant with a term equivalent to the stock option’s expected life.

Expected Dividend Yield. Parent has not paid any cash dividends on its common shares and does not anticipate paying any cash dividends in the foreseeable future. Consequently, a dividend yield of zero is utilized in the Black-Scholes-Merton valuation model.

Expected Forfeitures. The Company has experienced limited forfeitures and therefore has not discounted expenses for forfeitures at the reporting date.

Stock Option Activity

For the year ended December 31, 2015, no stock options were exercised. The following tables summarize certain information related to outstanding stock options under the 2012 Plan as of and for the years ended December 31, 2015 and 2014:

	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
Options outstanding at December 31,2013	1,477,685	$16.00	3.0
Granted	410,822	18.00	3.0
Exercised	—	—	—
Canceled/Expired	(24,667)	18.00	1.5
Forfeited	(249,570)	15.00	2.0

Outstanding at December 31, 2014	1,614,270	16.00	2.0
Options vested and exercisable at December 31, 2014	970,155	$16.00	2.0

Granted	160,000	10.00	1.0
Exercised	—	—	—
Canceled/Expired	(50,000)	12.00	—
Forfeited	(24,398)	12.00	—

Outstanding at December 31, 2015	1,699,872	15.50	1.0
Options vested and exercisable at December 31, 2015	1,615,372	$15.50	1.0

	Shares	Weighted Average Fair Value per Share	Weighted Average Exercise Price per share	Weighted Average Remaining Contractual Term (in years)
Outstanding non-vested options at December 31, 2013	882,456	$11.50	$15.00	3.0
Granted	410,822	4.50	18.00	3.0
Vested	(399,593)	4.50	16.00	3.0
Forfeited	(249,570)	4.50	15.00	3.0

Outstanding non-vested options at December 31, 2014	644,115	$4.50	$16.00	2.0

Granted	160,000	2.40	10.00	1.0
Vested	(695,217)	4.00	15.50	1.0
Forfeited	(24,398)	4.50	15.50	—

Outstanding non-vested options at December 31, 2015	84,500	$4.50	$15.50	1.0

Stock-Based Compensation Expense

For the years ended December 31, 2014 and 2013, the Company recorded stock-based compensation expense of $2,585,000 and $1,938,000, respectively.

As of December 31, 2015, the Company had approximately $380,000 of unrecognized compensation cost related to unvested stock options, which is expected to be amortized over 2016.